Restatement (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile net income to net cash provided by operating activities
Gain on forgiveness of PPP loan			$ (609,500)
Net cash provided by operating activities	$ 189,898	$ (102,853)	640,253	(152,259)
Financing Activities
Proceeds from PPP Loan	608,224		609,500
Net cash (used in)_provided by financing activities	$ 457,866	$ 52,883	236,441	$ 1,019,824
Originally Reported
Adjustments to reconcile net income to net cash provided by operating activities
Gain on forgiveness of PPP loan
Net cash provided by operating activities			1,308,653
Financing Activities
Proceeds from PPP Loan
Net cash (used in)_provided by financing activities			(456,959)
Restatement Adjustment
Adjustments to reconcile net income to net cash provided by operating activities
Gain on forgiveness of PPP loan			(609,500)
Net cash provided by operating activities			(609,500)
Financing Activities
Proceeds from PPP Loan			609,500
Net cash (used in)_provided by financing activities			609,500
As Restated
Adjustments to reconcile net income to net cash provided by operating activities
Gain on forgiveness of PPP loan			(609,500)
Net cash provided by operating activities			699,153
Financing Activities
Proceeds from PPP Loan			609,500
Net cash (used in)_provided by financing activities			$ 152,541